Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock:	Capital surplus:	Retained earnings appropriated for legal reserve:	Unappropriated retained earnings:	Unappropriated retained earnings: Revision of Prior Period, Accounting Standards Update, Adjustment	Accumulated other comprehensive income(loss), net of taxes:	Accumulated other comprehensive income(loss), net of taxes: Revision of Prior Period, Accounting Standards Update, Adjustment	Treasury stock, at cost:	Noncontrolling interests:	Noncontrolling interests: Revision of Prior Period, Accounting Standards Update, Adjustment	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Balance at beginning of period at Mar. 31, 2020		¥ 2,090,270	¥ 5,533,520	¥ 239,571	¥ 8,079,530		¥ (420,417)		¥ (505,987)	¥ 728,029
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(2,363)
Other—net			(2,456)							(92)
Common stock—¥12.50 per share and ¥12.50 per share in 2020 and 2021					(160,518)
Other comprehensive income (loss), net of taxes	¥ (128,009)						(123,717)			(4,292)
Purchases of shares of treasury stock									(6)
Sales of shares of treasury stock									2,600
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies									32
Initial subscriptions of noncontrolling interests										426
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(62,515)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(29,430)
Net income before attribution of noncontrolling interests	780,005				776,900					3,105
Dividends paid to noncontrolling interests										(6,517)
Balance at end of period at Sep. 30, 2020	15,824,539	2,090,270	5,528,701	239,571	8,410,074	¥ (285,838)	(544,100)	¥ 34	(503,361)	603,384	¥ (25,330)	¥ 15,221,155
Balance at beginning of period at Mar. 31, 2021	16,244,554	2,090,270	5,533,761	239,571	8,589,900		(289,481)		(503,072)	583,605
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(6,937)
Other—net			(2,511)							(18)
Common stock—¥12.50 per share and ¥12.50 per share in 2020 and 2021					(160,579)
Other comprehensive income (loss), net of taxes	227,194						207,990			19,204
Purchases of shares of treasury stock									(8,507)
Sales of shares of treasury stock									5,577
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies									(355)
Initial subscriptions of noncontrolling interests										1,627
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										71,318
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(9,919)
Net income before attribution of noncontrolling interests	756,833				737,611					19,222
Dividends paid to noncontrolling interests										(17,458)
Balance at end of period at Sep. 30, 2021	¥ 17,100,819	¥ 2,090,270	¥ 5,524,313	¥ 239,571	¥ 9,166,932	¥ 0	¥ (81,491)	¥ 0	¥ (506,357)	¥ 667,581	¥ 0	¥ 16,433,238
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of adopting new guidance on measurement of credit losses on financial instruments	Accounting Standards Update 2019-05 [Member]